RECENTLY ISSUED ACCOUNTING STANDARDS Impact of accounting policy adoption (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Interest element included in obligation under capital lease, net		$ (34)	$ (38)
Restricted cash and short-term investments		328	(1,821)
Effect of exchange rate changes on cash		(2,453)	6,169
Net (decrease)/increase in cash, cash equivalents and restricted cash	[1]	(142,051)	211,412
Cash, cash equivalents, restricted cash and restricted cash equivalents	[1],[2]	$ 287,836	439,537	$ 429,887	$ 228,125
Accounting Standards Update 2016-18 | Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Interest element included in obligation under capital lease, net			265
Restricted cash and short-term investments			28,409
Effect of exchange rate changes on cash			0
Net (decrease)/increase in cash, cash equivalents and restricted cash			235,776
Cash, cash equivalents, restricted cash and restricted cash equivalents			301,486		65,710
Accounting Standards Update 2016-18 | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Interest element included in obligation under capital lease, net			(303)
Restricted cash and short-term investments			(30,230)
Effect of exchange rate changes on cash			6,169
Net (decrease)/increase in cash, cash equivalents and restricted cash			(24,364)
Cash, cash equivalents, restricted cash and restricted cash equivalents			$ 138,051		$ 162,415

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the six months ended June 30, 2017. Included within restricted cash are security deposits for our capital lease, debt facility and performance guarantees issued to the charterers.
[2]	The following table identifies the balance sheet line-items included in ‘cash, cash equivalents and restricted cash’ presented in the consolidated statements of cash flows: